Segment reporting - Major distributor or whole sellers (Details)	12 Months Ended
	Dec. 31, 2023 customer item	Dec. 31, 2022
Segment reporting
Number of operating segments | item	1
Number of major customers from U.S. | customer	4
Percentage of product net sales from major customers from United States	86.00%	91.00%